Consolidated Statements of Operations and Comprehensive Income - USD ($) shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenue		$ 44,768	$ 31,066	$ 36,016
Cost of revenue		(33,687)	(21,353)	(27,366)
Gross profit		11,081	9,713	8,650
Operating costs and expenses:
Selling and distribution		(2,195)	(1,720)	(952)
General and administrative		(8,114)	(8,735)	(10,776)
Share-based compensation			(1,196)
Total operating costs and expenses		(10,309)	(11,651)	(11,728)
Profit/(Loss) from operations		772	(1,938)	(3,078)
Other Income/(expenses):
Gain on early termination on lease liability				113
Gain from disposal of plant and equipment		5	50	5,048
Interest income		108	220	57
Interest expenses		(1,690)	(1,505)	(1,105)
Dividend income		1	13	16
Government grants		16	21	22
Foreign exchange gain/(loss), net		170	(219)	(43)
Other income		185	194	656
Total other (loss)/income, net		(1,205)	(1,226)	4,764
(Loss)/Profit before income taxes		(433)	(3,164)	1,686
Income tax benefit			310	53
NET (LOSS)/INCOME		(433)	(2,854)	1,739
Net income attributable to non-controlling interest				50
NET (LOSS)/ INCOME ATTRIBUTABLE TO EQUITY HOLDER OF THE COMPANY		(433)	(2,854)	1,789
Other comprehensive (loss)/income:
Foreign currency translation adjustment		331	(84)	269
COMPREHENSIVE (LOSS)/INCOME		$ (102)	$ (2,938)	$ 2,058
Net (loss)/income per share
Basic		$ (0.11)	$ (0.90)	$ 0.59
Net income per share Diluted		$ (0.11)	$ (0.90)	$ 0.59
Weighted average number of ordinary shares outstanding (’000)
Basic	[1]	3,838	3,176	2,928
Diluted	[1]	3,838	3,176	2,928

[1]	On February 23, 2026, the Company effected a 1-for-10 reverse share spilt, whereby every ten (10) issued and outstanding ordinary shares were consolidated into one (1) ordinary share, with a corresponding increase in par value from $0.00025 to $0.0025 per share. All share and per share information presented in these financial statements have been retrospectively adjusted, where applicable, to reflect this share consolidation. The consolidation did not affect total shareholders’ equity.